OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 7,351	$ 5,400
Operating expenses	551	450
Cost of goods sold, including product purchases	4,515	3,162
Realized loss on commodity-related derivative financial instruments	51	94
Share of profit from equity accounted investees	411	116
Depreciation and amortization included in operations	391	359
Unrealized gain on commodity-related derivative financial instruments	(73)	(23)
Net finance costs (income)	2,327	1,474
Depreciation included in general and administrative	26	23
Other general and administrative	253	213
Other (income) expense	27	28
Results from operating activities	2,021	1,210
Net finance costs	279	185
Earnings before income tax	1,742	1,025
Capital expenditures	1,226	1,839
Contributions to equity accounted investees	58	7
Pipelines Division
Disclosure of operating segments [line items]
Revenue	1,464	1,067
Facilities Division
Disclosure of operating segments [line items]
Revenue	1,166	800
Marketing & New Ventures Division
Disclosure of operating segments [line items]
Revenue	4,721	3,533
Operating segments | Pipelines Division
Disclosure of operating segments [line items]
Revenue	1,464	1,067
Operating expenses	396	330
Realized loss on commodity-related derivative financial instruments		1
Share of profit from equity accounted investees	279	72
Depreciation and amortization included in operations	216	195
Unrealized gain on commodity-related derivative financial instruments		(1)
Net finance costs (income)	1,255	683
Other general and administrative	26	20
Other (income) expense	0	(6)
Results from operating activities	1,229	669
Net finance costs	9	10
Earnings before income tax	1,220	659
Capital expenditures	711	1,328
Operating segments | Facilities Division
Disclosure of operating segments [line items]
Revenue	1,166	800
Operating expenses	313	227
Cost of goods sold, including product purchases	462	197
Share of profit from equity accounted investees	30	22
Depreciation and amortization included in operations	149	138
Net finance costs (income)	574	429
Other general and administrative	17	23
Other (income) expense	5	11
Results from operating activities	552	395
Net finance costs	6	12
Earnings before income tax	546	383
Capital expenditures	348	440
Contributions to equity accounted investees	58	1
Operating segments | Marketing & New Ventures Division
Disclosure of operating segments [line items]
Revenue	4,721	3,533
Cost of goods sold, including product purchases	4,335	3,105
Realized loss on commodity-related derivative financial instruments	51	93
Share of profit from equity accounted investees	102	22
Depreciation and amortization included in operations	26	26
Unrealized gain on commodity-related derivative financial instruments	(73)	(22)
Net finance costs (income)	484	353
Other general and administrative	41	19
Other (income) expense	12	1
Results from operating activities	431	333
Net finance costs	16	7
Earnings before income tax	415	326
Capital expenditures	134	57
Contributions to equity accounted investees		6
Corporate & Inter-Division Eliminations
Disclosure of operating segments [line items]
Revenue	(426)	(238)
Operating expenses	(158)	(107)
Cost of goods sold, including product purchases	(282)	(140)
Net finance costs (income)	14	9
Depreciation included in general and administrative	26	23
Other general and administrative	169	151
Other (income) expense	10	22
Results from operating activities	(191)	(187)
Net finance costs	248	156
Earnings before income tax	(439)	(343)
Capital expenditures	33	14
Corporate & Inter-Division Eliminations | Pipelines Division
Disclosure of operating segments [line items]
Revenue	124	69
Corporate & Inter-Division Eliminations | Facilities Division
Disclosure of operating segments [line items]
Revenue	302	169
Operating Segments and Corporate & Inter-Division Eliminations | Pipelines Division
Disclosure of operating segments [line items]
Revenue	1,588	1,136
Operating Segments and Corporate & Inter-Division Eliminations | Facilities Division
Disclosure of operating segments [line items]
Revenue	1,468	969
Operating Segments and Corporate & Inter-Division Eliminations | Marketing & New Ventures Division
Disclosure of operating segments [line items]
Revenue	$ 4,721	$ 3,533